First Trust Income Opportunities ETF Investment Strategy - First Trust Income Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of closed-end investment companies ("closed-end funds") and exchange-traded funds ("ETFs") that are listed and traded in the United States on registered exchanges. Closed-end funds and ETFs are managed registered investment companies which invest in various types of securities. Both closed-end funds and ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of an underlying fund's expenses and would remain subject to payment of the underlying fund’s advisory and administrative fees with respect to assets so invested. In selecting the closed-end funds and ETFs for the Fund’s portfolio, the Fund’s investment advisor utilizes a range of investment approaches. The Fund’s investment advisor generally takes a systemic approach to investing, including the utilization of a proprietary model that identifies, sorts and scores closed-end funds and ETFs based upon various market metrics and economic factors, including, but not limited to, fund size, duration, leverage ratio, average maturity, earnings rate, undistributed net investment income, distribution rate, premium or discount, net asset value and share price returns, sponsor and distribution policies. The specific metrics and factors considered depend upon the investment advisor’s current economic outlook and will vary from time to time, as will the importance assigned to each factor in the scoring and weighting process. The model delivers a universe of possible investments, from which the investment advisor, after performing further issuer-specific research and analysis to determine the best fits for the Fund’s investment objectives, selects a final portfolio for the Fund. The Fund may hold closed-end funds and/or ETFs that invest in U.S. and non-U.S. equity securities, U.S. and non-U.S. government debt securities, securities denominated in a non-U.S. currency, corporate debt securities, municipal securities, commodities, preferred securities, convertible securities, high yield securities (also known as “junk bonds”), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), asset-backed securities, bank loans, covenant-lite loans, custodial receipts, derivatives, distressed securities, floating rate securities, inverse floaters, mortgage-related securities, pre-refunded bonds, private activity bonds, companies with various market capitalizations, zero coupon bonds and senior loans. The Fund may also invest in money market funds and closed-end funds and/or ETFs that utilize leverage.